Document and Entity Information	Nov. 04, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ARRAY TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39613
Entity Tax Identification Number	83-2747826
Entity Address Address Line 1	701 Atrisco Vista Blvd
Entity Address City Or Town	Albuquerque
Entity Address State Or Province	NM
Entity Address Postal Zip Code	87120
City Area Code	505
Local Phone Number	881-7567
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	ARRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001820721
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	3901 Midway Place NE
Entity Address City Or Town	Albuquerque
Entity Address State Or Province	NM
Entity Address Postal Zip Code	87109